RELATED PARTY TRANSACTIONS AND BALANCES - Nature of relationships with related parties (Details) - Related Party	Jun. 30, 2024
EJAM Group
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest	6.80%
Pubang Hong Kong
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest	20.40%
Ms. Wenxiu Zhong
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest	22.60%
Anruitai Investment Limited | Ms. Wenxiu Zhong
RELATED PARTY TRANSACTIONS AND BALANCES
Ownership interest held	90.00%
Anruitai Investment Limited | Mr. Sheng Gong
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest held	10.00%